Pension Benefits (Tables)	3 Months Ended
Mar. 31, 2023
Retirement Benefits [Abstract]
Summary of Net Periodic Benefit Cost
Net periodic benefit costs for our significant defined benefit plans include the following components:

	Three Months Ended March 31,
	U.S. Plans		Non-U.S. Plan
	2023	2022	2023	2022
	(Dollars in millions)
Service cost	$—	$—	$1	$2
Interest cost	2	1	1	—
Expected return on plan assets	(2)	(2)	(2)	(2)
Amortization of prior service (credit)	—	—	—	—
	$—	$(1)	$—	$—